Cash flow (Tables)	12 Months Ended
Dec. 31, 2024
Cash flow [Abstract]
Disclosure of detailed information about cash flows [Table Text Block]

(Million euro)	2024	2023	2022
Cash flows from operating activities ex tax payments	1,485	1,433	1,084
Tax payments	(192)	(170)	(82)
Cash flows from operating activities	1,293	1,263	1,002
Investment	(1,269)	(468)	(1,161)
Divestment	2,582	43	429
Cash flows from investing activities	1,313	(425)	(732)
Cash flows before financing activities	2,606	838	270

Cash flows from financing activities	(2,567)	(1,179)	(676)

Change in cash and cash equivalents	39	(341)	(406)

2024-2022 (Million euro)	2024	2023	2022
Cash flows from operating activities ex tax payments	—	—	20
Tax payments	—	—	(1)
Cash flows from operating activities	—	—	19
Investment	—	—	(1)
Divestment	—	—	—
Cash flows before financing activities	—	—	18